SCHEDULE OF CASH AND CASH EQUIVALENTS ARE DEPOSITED IN FINANCIAL INSTITUTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash on hand	¥ 119	¥ 119
Total cash and cash equivalents balances held at financial institutions	561,127	592,358
CHINA
Total cash and cash equivalents balances held at financial institutions	537,766	570,300
CHINA | China, Yuan Renminbi
Cash on hand	466,379	270,423
CHINA | United States of America, Dollars
Cash on hand	71,387	299,877
UNITED STATES
Total cash and cash equivalents balances held at financial institutions	12,089	19,663
UNITED STATES | United States of America, Dollars
Cash on hand	12,089	19,663
HONG KONG
Total cash and cash equivalents balances held at financial institutions	10,699	1,851
HONG KONG | China, Yuan Renminbi
Cash on hand	154	11
HONG KONG | United States of America, Dollars
Cash on hand	10,378	894
HONG KONG | Hong Kong, Dollars
Cash on hand	167	946
Other Region [Member]
Total cash and cash equivalents balances held at financial institutions	454	425
Other Region [Member] | Malaysia, Ringgits
Cash on hand	¥ 454	¥ 425